BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of Information Related to Business Combinations
The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	381,829
Working capital adjustment	279
Installment Payments (2)	13,096
Contingent consideration (3)	134,043
Total consideration	529,247

(1) Payment in cash 289,248 and 92,581 in G-shares. (including 141,200 in cash and 69,247 in G-shares related to Blankfactor acquisition).
(2) Contains 12,059 of liability, current and non-current, payable in a variable number of shares. (including 2,879 related to Blankfactor acquisition).
(3) Consist of 49,978 and 84,065 as Other financial liabilities current and non-current, respectively. (including

	As of Acquisition Date
	2024			2023
	Blankfactor	Other acquisitions
Current assets
Cash and cash equivalents	1,980	9,095		33,004
Investments	—	1,544		1,327
Trade receivables	15,045	11,904		62,692
Other receivables	839	701		24,006
Other assets	1,128	359		—

Non current assets
Other receivables	282	123		2,743
Other financial assets	—	—		3
Property and equipment	2,182	233		3,382
Intangibles (1)	—	13,428		86,921
Right-of-use asset	3,550	751		3,740
Deferred tax	10,724	133		2,244
Indemnification asset	—	4,366	—	16,010
Goodwill (2)	384,879	160,268		342,553
Total Assets	420,609	202,905		578,625

Current liabilities
Trade and other payables	(20,043)	(6,332)		(29,422)
Lease liabilities	(2,145)	(96)		(3,883)
Tax liabilities	(631)	(1,461)		(13,848)
Payroll and social security	(6,207)	(7,682)		(28,527)
Other liabilities	(207)	(4)		(466)
Borrowings	(40,147)	—		(4,105)

Non current liabilities
Deferred tax liabilities	—	(2,529)		(16,577)
Lease liabilities	(1,611)	(639)		(10)
Other financial liabilities	—	(87)		—
Borrowings	—	—		(26,590)
Contingencies	(80)	(4,366)		(16,047)
Total liabilities	(71,071)	(23,196)		(139,475)

Non-controlling interest (3)	—	—		(17,078)

Total consideration	349,538	179,709		422,072

(1) As of Acquisition date in, 2024 and 2023, the amount of 11,289 and 79,051, respectively, have been allocated to customer relationships and contracts.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms, trademarks and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2024 and 2023, 446,762 and 304,211, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.
The Company updated the fair value determination of the consideration for acquisitions within the measurement period, resulting in:

December 31, 2023
Intangible Assets recognized (3)	50,121
Goodwill	(58,610)
Other financial liabilities - decrease in contingent consideration (1)	28,912
Deferred Tax Liabilities	(11,392)
Non-controlling interest	(9,065)
Indemnification (2)	11,922
Contingencies (opening balances)	(11,888)
(1) Mainly related to the adjustment of fair value determinations Earn-Out and installment payments of Iteris.
(2) As part of the acquisition of GUT and Iteris, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 11,922. The consideration for these acquisitions includes 29,387 which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.
(3) As of December 31, 2023, the intangible assets recognized for Experience IT, GUT and Iteris acquisition included customer relations for an amount of 41,528.

Schedule of Reconciliation of Changes in Goodwill
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2024	2023
Cost
Balance at beginning of year	1,105,073	734,952
Additions related to new acquisitions (note 26.2)	545,147	342,553
Translation	(59,960)	25,293
Measurement period adjustment	78	2,275
Balance at end of year	1,590,338	1,105,073

Schedule of Effect of Offsetting on Acquisition

As of December 31, 2024
Gross Amount	9,677
Gross amount set off in the balance sheet	4,366
Net amount presented in the balanced sheet	5,311